Summary of Significant Accounting Policies (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 27, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jul. 20, 2017
Summary of Significant Accounting Policies (Details) [Line Items]
Interest rate	100.00%
Non controlling interest	12.50%
Ownership percentage		12.50%				70.00%
Foreign currency exchange (in Euro) | €			€ 67,790		€ 0
Notional amounts		$ 79,210		$ 0
Property Plant Equipment, description		Depreciation and amortization of property, plant and equipment is calculated using the straight-line method over a period considered adequate to amortize the total cost over the useful lives of the assets, which range from 5 to 7 years for machinery and equipment, 5 to 7 years for furniture and fixtures, 20 to 25 years for buildings, and 3 to 5 years for computer equipment. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.	Depreciation and amortization of property, plant and equipment is calculated using the straight-line method over a period considered adequate to amortize the total cost over the useful lives of the assets, which range from 5 to 7 years for machinery and equipment, 5 to 7 years for furniture and fixtures, 20 to 25 years for buildings, and 3 to 5 years for computer equipment. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements.
Deferred revenue		$ 1,710		0
Sales and marketing expenses		1,800		170
Deferred financing costs net		0		50
Income tax		$ 20		$ 30
Percentage of accounts receivable		10.00%
Number of operating segment		1	1
Three customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue		88.00%	88.00%
Five customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of revenue				95.00%	95.00%